Label	Element	Value
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	GMO Emerging Country Debt Fund
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees1 (fees paid directly from your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class III
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(0.50%)	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	897
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	248
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	394
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 820
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class IV
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(0.50%)	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	837
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	232
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	367
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 760
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class VI
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(0.50%)	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	789
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	104
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	219
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	345
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 712

[1]	For additional information, see “Purchase Premiums and Redemption Fees” on page 202 of this Prospectus.